Decommissioning provision (Schedule of Decomissioning Provision) (Details) - Decommissioning Provision [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions, beginning of year	$ 7,765	$ 3,791
Acquisition of Pershing Gold		1,223
Decommissioning costs and change in estimates	348	2,541
Accretion on decommissioning provision	166	210
Provisions, end of year	$ 8,279	$ 7,765